Organization and Principal Activities - Schedule of Contract Liability (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Contract Liability [Abstract]
Balance	$ 3,171,786	$ 393,003	$ 47,710
Addition	17,622,364	8,069,950	393,003
Recognized as revenue within the fiscal year ended	(18,921,647)	(5,291,167)	(47,710)
Balance	$ 1,872,503	$ 3,171,786	$ 393,003